The Company and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Company And Summary Of Significant Accounting Policies Tables
Dilutive common stock equivalents

We had the following dilutive common stock equivalents as of December 31, 2013 and 2012 which were excluded from the calculation because their effect was anti-dilutive.

	December 31,
	2013	2012
Outstanding employee options	5,672,464	325,846
Outstanding non-employee warrants	150,835	150,835
Outstanding warrants	5,187,587	140,372
	11,010,886	617,053